Share-Based Compensation (Table) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested, Weighted Average Fair Value on Grant Date, opening balance	$ 22.35	$ 22.35
Unvested, Weighted Average Fair Value on Grant Date, closing balance	$ 22.35	$ 22.35
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested, Number of Units, opening balance	1,316,711	1,549,825
Vested , Number of Units	(250,155)	(218,366)
Vested, Actual Fair Value on Vesting Date	$ 18.83	$ 19.36
Cancelled, Number of units	(35,775)	(14,748)
Unvested, Number of Units, closing balance	1,030,781	1,316,711